Document and Entity Information	Jun. 30, 2021
Cover [Abstract]
Entity Address, Address Line One	1301 East 9th Street,
Entity Address, Address Line Two	Suite 3000,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Document Type	8-K
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	TransDigm Group Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32833
Entity Tax Identification Number	41-2101738
Entity Address, Postal Zip Code	44114
City Area Code	216
Local Phone Number	706-2960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TDG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001260221
Amendment Flag	false